Inventories - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Classes of current inventories [abstract]
Inventories pledged as security against certain bank borrowings	₨ 81,392		₨ 51,249	$ 1,250
Inventory held at net realizable value	615		449	$ 9
Write down of inventory	₨ 837	$ 13	₨ 120